INCOME TAX - Computation of actual income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Computed expected income tax benefit at the PRC statutory tax rate of 25%	$ (276,319)	$ (187,286)	$ (181,068)
Effect on tax rates in different tax jurisdiction	75,134	824	5,997
Preferential tax rate impact	(399)	(423)
Tax effect of non-deductible expenses	4,457	3,137	480
Tax effect of R&D expenses additional deduction	(13,025)	(17,732)	(3,068)
Change in valuation allowance	212,302	202,586	177,715
Others	(138)	7	236
Actual income tax expense	$ 2,012	$ 1,113	$ 292
Statutory income tax rate	25.00%	25.00%	25.00%